RESEARCH AND DEVELOPMENT EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RESEARCH AND DEVELOPMENT EXPENSES
Research and development	$ 25,244	$ 15,556	$ 20,133
Less: research and development grants	(13,617)	(6,675)	(1,128)
Research and development, net	11,627	8,881	19,005
Research and development expenses related to project contracted with a third party vendor	5,406
Research and development expenses incurred by Wellway Electronic (Hong Kong) limted	$ 1,700